Operations in hydrocarbon consortiums	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Operations in hydrocarbon consortiums
Note 30. Operations in hydrocarbon consortiums
30.1 General considerations
The hydrocarbon areas are operated by granting exploration permits or exploitation concessions by the national or provincial government based on the availability of hydrocarbons that are produced.
30.2 Oil and gas properties and participation in joint operations
As of December 31, 2020, the Company through its subsidiaries is the owner and is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
25 de Mayo - Medanito S.E.	Río Negro	—	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	—	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	—	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	—	100%	Vista Argentina	2053
Entre Lomas	Río Negro	—	100%	Vista Argentina	2026
Entre Lomas	Neuquén	—	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	—	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	—	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—	10%	Shell Argentina S.A.	2053
Coirón Amargo Norte	Neuquén	—	84.62%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	—	1.5%	Pan American Energy	2036
Acambuco - “Macueca”	Salta	—	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	—	90%	Vista Argentina	2054
México
Block CS-01	Tabasco	—	50%	Vista Holding II	2047
Block A-10	Tabasco	—	50%	Jaguar	2047
Block TM-01	Veracruz	—	50%	Jaguar	2047
As of December 31, 2019, and 2018 the Company through its subsidiaries is the owner and is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
25 de Mayo - Medanito S.E.	Río Negro	—	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	—	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	—	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	—	100%	Vista Argentina	2053
Entre Lomas	Río Negro	—	100%	Vista Argentina	2026
Entre Lomas	Neuquén	—	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	—	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	—	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—	10%	Shell Argentina S.A.	2053
Coirón Amargo Norte	Neuquén	—	55%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	—	1.5%	Pan American Energy	2036
Acambuco - “Macueca”	Salta	—	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	—	90%	Vista Argentina	2054
México
Block CS-01	Tabasco	—	50%	Jaguar	2047
Block A-10	Tabasco	—	50%	Jaguar	2047
Block TM-01	Veracruz	—	50%	Jaguar	2047
As of December 31, 2017, PELSA is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
Bajada del Palo	Neuquén	73.15%	—	PELSA	2025
Entre Lomas	Río Negro and Neuquén	73.15%	—	PELSA	2026
Agua Amarga	Río Negro	73.15%	—	PELSA	2034/2040
Summarized financial information in respect of the Company’s material joint operations which assets, liabilities, revenues and expenses are not accounted for at 100% in the Company’s financial statements are set out below. The summarized financial information below represents amounts prepared in accordance with IFRSs at their respective working interests, adjusted by the Company for accounting purposes.

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Assets
Non-current assets	11,465	8,221	14,950
Current assets	3,967	3,026	1,488

Liabilities
Non-current liabilities	1,353	918	483
Current liabilities	3,509	3,374	3,307

	Successor for the year ended December 31, 2020	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
Cost of sales	(4,914)	(9,103)	(12,120)	(40,846)
Selling expenses	(4)	(106)	(46)	(5,304)
General and administrative expenses	(1,760)	(1,488)	(230)	(1,494)
Exploration expenses	(646)	(667)	(2)	(134)
Other operating income and expenses	(1,385)	(74)	(390)	51
Financial results, net	56	(961)	988	1,706

Total costs and expenses for the period/year	(8,653)	(12,399)	(11,800)	(46,021)

30.3 Concessions and changes in working interest oil and gas properties
30.3.1 Entre Lomas area
Vista Argentina (previously “PELSA”) is the 100% operator and holder in the concession for the exploitation of hydrocarbons in Entre Lomas area (“ELo”), located in the provinces of Río Negro and Neuquén. The concession contract, renegotiated in 1991 and 1994, respectively granted the availability of crude oil and natural gas produced, and determined term of the concession until January 21, 2016.
On December 9, 2014, Vista Argentina reached a renegotiation agreement with the Province of Río Negro of the concession in Elo area, approved by Provincial Decree No. 1,706/2014, through this agreement it was allowing to extend ten (10) year the ELo area until January 2026, committing, among other conditions, the payment of a fixed bond and a contribution to social development and institutional strengthening, a complementary contribution equivalent to 3% of oil and gas production and an important plan for the development and exploration of reserves and resources, and environmental remediation.
Likewise, the provincial government of Neuquén agreed to extend the concession contract of ELo corresponding to the Province of Neuquén for a term of ten (10) years until January 2026. In accordance with the extension agreement, Vista Argentina agreed to invest the totality of ARS 237 million in future exploitation and exploration activities to be carried out in the exploitation concession. Royalties increased from the previous rate of 12% to 15% and could increase to a maximum of 18%, depending on future increases in sales prices of the hydrocarbons produced.
30.3.2 Bajada del Palo Oeste and Bajada del Palo Este area
On December 21, 2018, the Province of Neuquén approved Decree No. 2,357/18 about the transformation of the exploitation concession in the Bajada del Palo area, operated by Vista Argentina, into two Production Concession for Unconventional Hidrocarburns (“CENCH”), Bajada del Palo Oeste and Bajada del Palo Este. The two concessions are for a term of 35 years, include the payment of fixed royalties of 12% for new production from the shale (shale rock) formations. This permission replaces the concession of conventional exploitation of this area.
The Company paid the Province of Neuquén the following concepts in the unconventional exploitation concessions for both areas: (i) exploitation bonus for a total of approximately 1,168, (ii) Infrastructure bond for a total of approximately 2,796; (iii) Corporate Social Responsibility for an amount of approximately 3,935; (iv) an important plan for the development and exploration of reserves. Likewise, Vista paid the amount of approximately 1,102 as stamp tax at the closing of the transaction. See Note 30.4 for more information about investment agreement.
30.3.3 Agua Amarga area
Vista Argentina is the owner and operator of the operating lots called Charco del Palenque and Jarilla Quemada in the Agua Amarga area, located in the Province of Rio Negro.
In 2007, Vista Argentina obtained the exploration permit on the Agua Amarga Area located in the Province of Río Negro. Provincial Decree No. 557/07 and the signing of the respective contract on May 17 of the same year formalized the agreement. Based on the results of the exploration carried out in the Agua Amarga Area, the Province of Río Negro granted the Concession of Exploitation of the Charco del Palenque field, on October 28, 2009, by means of the Provincial Decree No. 874 and its rectification No. 922, dated November 13, 2009, for exploitation for a term of twenty-five (25) years.
The enforcement authority of the Province of Río Negro accepted the inclusion of Meseta Filosa sector to the concession previously granted by Charco del Palenque, through Provincial Decree No. 1,665 dated November 8, 2011, published in the Official Gazette No. 4,991 of December 1, 2011.
Subsequently, the enforcement authority of the Province of Río Negro approved the inclusion of Charco del Palenque Sur sector to the previously granted concession of Charco del Palenque, by means of Provincial Decree No. 1,199 dated August 6, 2015. In addition, in the same date the Provincial Decree No. 1,207 gave Vista Argentina the exploitation concession for Jarilla Quemada field.
The exploitation concession Charco del Palenque is effective until 2034 and the exploitation concession Jarilla Quemada is effective until 2040.
30.3.4 Coirón Amargo Norte y Coirón Amargo Sur Oeste
Originally, the JOA Coirón Amargo had an exploitation concession in the North Area (“Coirón Amargo Norte”) and an evaluation field in the South Area (“Coirón Amargo Sur”), effective until the year 2036 and 2017, respectively.
On July 11, 2016, the joint operators entered into an agreement for assignment of participating interest, through which the area was divided into three oil and gas properties: Coirón Amargo Norte (“CAN”), CASO and Coirón Amargo Sur Este (“CASE”).
Coirón Amargo Norte
CAN join operators are APCO Oil & Gas S.A.U. (“APCO SAU” currently Vista Argentina) with a 55% working interest, Madalena Energy Argentina S.R.L. (“Madalena”) with 35% working interest and Gas y Petróleo de Neuquén S.A. (“G&P”) with the remaining 10%. Vista Argentina is the operator since that date. The expiration date of the exploitation concession remains in 2036.

On December 28, 2017, the partners in the joint CAN agreement signed an Operational Committee Act approving the implementation of the “Carry Petrolero”, as a result of the foregoing, the partners agreed that contributions made and to be made in the future will be recognized as greater assets and / or expenses, as appropriate, in terms of the amounts actually disbursed by them, regardless of the percentages of contractual participation.
Since that date until June 30, 2020 Vista Argentina recognized participation in this joint operation of 61.11%, which is comprised of its contractual share of 55% plus the incremental participation acquired from G&P of 6.11%.
On July 7, 2020, due to default of payment in joint venture partner, Madalena, and in accordance with the provisions of Coirón Amargo Norte JOA, Vista Argentina jointly with its partner GyP, proceeded to exclude Madalena from the JOA because of such breach, through the subscription of Addendum VIII to the JOA that aims to exploration and exploitation of CAN.
As per the JOA provisions Vista has the right to claim all payments made on Madalena’s behalf.
Through Resolution No. 71/20 of the Ministry of Energy and Natural Resources, Addendum VIII to the JOA Contract was approved and as of November 6, 2021 by Decree No. 1,292/2020 said approval was ratified with retroactive effects. As consequence, the Company through its subsidiary Vista Argentina, increased its participating interest in the JOA from 55% to 84.62% without economic compensation.
As of said date, and maintaining the aforementioned “Carry Petrolero”, the Company recognizes in the consolidated financial statements its 100% participation in this joint operation.
Coirón Amargo Sur Oeste
The joint operators were APCO SAU (currently Vista Argentina) with a 45% participation in the joint operation; O&G Development Ltd S.A. (“O&G”, actually Shell Argentina S.A. or “Shell”) with a 45% and G&P with the rest of 10%.
On August 22, 2018, Vista Argentina assignment to O&G a subsidiary of Royal Dutch Shell plc. (“Shell”) 35%
non-operated
working interest in the CASO oil and gas property. See Note 30.3.5.
Currently the joint operators of CASO are Vista Argentina, Shell and G&P with working interests of 10%, 80% y 10% respectively, being Shell the designated operator. On September 25, 2018 though Decree No. 1,578/18, the evaluation lot of CASO became in an CENCH for a term of 35 years, expiring accordingly in the year 2053.
As in the CAN area, the CASO joint operators maintain a “Carry Petrolero” agreement for the participation of G&P, accounting Vista Argentina its participation in this joint operation for 11.11%.
See Note 30.4 for more details on investment agreement.
30.3.5 Águila Mora
On August 22, 2018, APCO SAU (currently Vista Argentina) entered into a cross assignment of rights agreement (“the Aguila Mora Swap Agreement”), whereby:
(i) Vista Argentina assigned to O&G a 35%
non-operated
working interest in the CASO oil and gas property;
(ii) O&G assigned to Vista Argentina a 90% operated working interest in the Águila Mora oil and gas property, plus a 10,000 contribution for the upgrade of an existing water infrastructure for the benefit of the operations of Shell and Vista Argentina.

The Aguila Mora Swap Agreement was approved by the province of Neuquén on November 22, 2018. Therefore, as of such date, Vista retained a 10% working interest in the CASO oil and gas property and held a 90% working interest in the Águila Mora oil and gas property, becoming the operator of the latter. This transaction was measured at the fair value of participant interest assigned to O&G and no gain or loss was recorded as a result of the transaction.
Vista Argentina was notified of Decree No. 2,597 granted by the Governor of the Province of Neuquén by which the concession of unconventional exploitation over the “Águila Mora” area is granted in favor of the G&P company for a period of 35 years from the November 29, 2019 (renewable, when due and subject to certain conditions, for successive periods of 10 years), replacing the previously unconventional exploration permit granted.
Vista Argentina maintains a “Carry Petrolero” for the participation of G&P, accounting its participation in this joint operation for 100%. See Note 30.4 for more details on investment agreement.
30.3.6. Jagüel de los Machos
Jagüel de los Machos is an exploitation concession located in the province of Rio Negro.
Decree No. 1,769/90 granted an exploitation concession for 25 years over the Jagüel de los Machos area to Naviera Perez Companc S.A.C.F.I.M.F.A (currently, Pampa Energía S.A.). Subsequently, by means of Decree No. 1,708/08 of the Province of Rio Negro, the exploitation concession was extended for ten (10) years, expiring accordingly on September 6, 2025.
On April 4, 2018, Pampa Energía S.A. assigned to Vista Argentina 100% of its participation in the Jagüel de los Machos operating concession and on July 11, 2019 the Province of Rio Negro issued Decree No. 806/19 approving this assignment.
30.3.7. 25 de Mayo – Medanito S.E.
25 de Mayo – Medanito S.E. is an exploitation concession located in the province of Rio Negro.
Decree No. 2,164/91 reconverted the existing contract to that date on the area 25 de Mayo-Medanito S.E. in exploitation concession for 25 years. Subsequently, by means of Decree No. 1,708/08 of the Province of Rio Negro, the exploitation concession was extended for ten (10) years, expiring accordingly on October 28, 2026.
On April 4, 2018, Pampa Energía S.A. assigned Vista Argentina ceded 100% of its participation in the 25 de Mayo-Medanito S.E. operating concession. On July 11, 2019, the Province of Rio Negro issued the Decree No. 806/19 approving this assignment.
30.3.8. Acambuco
The Company holds a 1.5% participation for the exploitation concession of Acambuco, in the Northwest basin, located in the Province of Salta. The operator of this assessment oil and gas property is Pan American Energy LLC (Argentina Branch) which holds a 52% participation. The remaining interests are held by three other partners, YPF, Shell Argentina S.A. and Northwest Argentina Corporation which hold 22.5%, 22.5% and 1.5% interest, respectively.
The Acambuco exploitation concession includes two exploitation lots:
(i) San Pedrito whose commercial status was declared on February 14, 2001 and expires in 2036.
(ii) Macueta whose commercial status was declared on February 16, 2005 and expires in 2040.

30.3.9. Sur Rio Deseado Este
The Company holds a 16.95% participation interest in the exploitation concession of Sur Río Deseado Este in the Golfo San Jorge basin located in the Province of Santa Cruz. The operator of this assessment oil and gas property is Alianza Petrolera Argentina S.A. which holds a 54.14% participation. The remaining concessionaires are: Petrolera El Trébol S.A. and SECRA S.A., which has a 24.91% and 4% of participation, respectively. The concession expires on April 27, 2021, the Company has decided not to extend the term of the concession, and there are no outstanding capital commitments. Additionally, the Company has a 44% interest in an exploration agreement in a portion of the Sur Rio Deseado concession, being the operator of this agreement is Quintana E&P Argentina S.R.L
30.3.10 Mexico oil and gas properties
On October 29, 2018, the Company through its Mexican subsidiary Vista Holding II completed the acquisition, of 50% working interest in the following oil and gas properties, which expire in 2047:

(i)	Block CS-01 (operated)

(ii)	Block A-10 (not operated)

(iii)	Block TM -10 (not operated)
On August 3, 2020 the CNH approved transfer of the operation control in the block CS-01, and the Company through its Mexican subsidiary Vista Holding II was designated as operator.
Additionally, on December 1, 2020, Vista Holding II, reached an agreement with Jaguar Exploración y Producción 2.3., S.A.P.I. de C.V. (“Jaguar”) and Pantera Exploración y Producción 2.2., S.A.P.I. de C.V. (“Pantera”), all of them companies incorporated in accordance with the laws of the United Mexican States, with respect to the assignment of the Company’s working interest in the hydrocarbon exploration and extraction license contracts in blocks
A-10
and
TM-01
in favor of Pantera and Jaguar, respectively; and the transfer of total working interest that Jaguar has in block
CS-01
in favor of Vista Holding II.
Consequently, on December 17, 2020, in accordance with applicable legislation, the corresponding notice was submitted to CNH, and once the respective regulatory procedure is exhausted, if applicable, CNH may grant the Resolution that gives rise to the formalization of the transfer of working interests. Subject to the approval, and as a consequence, Vista Holding II will assume 100% of working interests of block
CS-01,
and will transfer, in its entirety, its participation in blocks
A-10
and
TM-01,
in favor of Pantera and Jaguar, respectively.
30.4 Investment Commitment
As of December 31, 2020, the Company in Argentina has the following committed pending execution:
(i) in 25 de Mayo – Medanito S.E and Jagüel de los Machos oil and gas properties (Province of Río Negro), two (2) development wells, one
(1) step-out
wells and one (1) exploration wells for an estimated cost to fulfil this commitment of 5,620
(ii) in Entre Lomas concession (Province of Río Negro), eight (8) development wells, one
(1) step-out
wells, for an estimated cost of 19,800.
(iii) Fifteen (15) well workovers and abandon
twenty-one
(21) wells, in 25 de Mayo – Medanito S.E and Jagüel de los Machos oil and gas properties for an estimated cost of 9,413; and
(iv) Fifteen (15) well workovers and abandon three (3) wells, in Entre Lomas oil and gas property, for an estimated cost of 7,573.
Additionally, related to the granting of the CENCH, the Company was committed in the province of Neuquén:
(i) in Bajada del Palo Este to drill five (5) horizontal wells with its associated facilities for an estimated cost of 51,800 between 2019 and 2021, activity that is pending execution at the date of these financial statements; and
(ii) in Águila Mora concession, the Company was committed to put into production three (3) existing wells, to drill two (2) new horizontal wells with its associated facilities, for an estimated cost of 32,000, between 2020 and 2021. The commitment was partially executed, since during the first quarter of 2020 the reopening and putting into production of two (2) existing wells were completed.
The commitment acquired in Bajada del Palo Oeste area, was fully completed, for the year ended December 31, 2020, the Company drilled twenty-four (24) horizontal wells and completed twenty (20) of said wells. Likewise, its invested in associated facilities between 2018 and 2020 a total amount that exceed the 105,600 committed.
As of December 31, 2020, the Company in Mexico has the following commitments, pending execution:
(i) a total of 78,183 work units, which is equivalent to drill, complete and acquire data from five (5) wells in block
CS-01,
three (3) wells in block
A-10
and two (2) wells in the block
TM-01;
for a total of 41,134 (20,567 to the percentage of participation of the Company).
30.5 Exploratory well costs
There are no balances nor activity for exploratory well costs for the years ended December 31, 2020 and 2019, the period from April 4, 2018 through December 31, 2018, and for the period from January 1, 2018 through April 3, 2018.